Note 9 - Retirement Plans (Details) - Fair Value of Investments (USD $)	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities	$ 6,071,506	$ 3,380,864	[1]	$ 4,516,472
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		436,271
Common Stock [Member] | Estimate of Fair Value Measurement [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		436,271
Special Distributions [Member] | Fair Value, Inputs, Level 3 [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		710,528
Special Distributions [Member] | Estimate of Fair Value Measurement [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		710,528
Dividend Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		373,799
Dividend Notes [Member] | Estimate of Fair Value Measurement [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		373,799
Fixed Income Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		800,153
Fixed Income Funds [Member] | Estimate of Fair Value Measurement [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		800,153
Corporate/Foreign Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		452,875
Corporate/Foreign Bonds [Member] | Estimate of Fair Value Measurement [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		452,875
US Government Corporations and Agencies Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		195,010
US Government Corporations and Agencies Securities [Member] | Estimate of Fair Value Measurement [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		195,010
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		1,595,818
Money Market Funds [Member] | Estimate of Fair Value Measurement [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		1,595,818
Accrued Income [Member] | Fair Value, Inputs, Level 1 [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		4,280
Accrued Income [Member] | Estimate of Fair Value Measurement [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		4,280
Fair Value, Inputs, Level 1 [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		3,484,407
Fair Value, Inputs, Level 3 [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		1,084,327
Estimate of Fair Value Measurement [Member]
Note 9 - Retirement Plans (Details) - Fair Value of Investments [Line Items]
Marketable Securities		$ 4,568,734

[1]	During 2013, the Company received $996,148 in principal repayments.